Net Sales (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Sales

Details of net sales for years ended December 31, 2015, 2016 and 2017 were as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Product sales	R$	1,479,741	R$	1,692,258	R$	1,804,540	US$	545,509
Other revenues - Freight related services		25,861		39,008		49,972		15,106
Other revenues - Marketplace		—		8,274		34,494		10,427

Total net sales	R$	1,505,602	R$	1,739,540	R$	1,889,006	US$	571,042

Summary of Tax Incentives Recorded in Net Sales

For the years ended December 31, 2015, 2016 and 2017, the total amounts of tax incentives recorded in net sales are as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
State of Pernambuco	R$	124,556	R$	95,151	R$	66,587	US$	20,129
State of Minas Gerais		40,589		121,520		152,588		46,127

Total tax incentives - Net sales	R$	165,145	R$	216,671	R$	219,175	US$	66,256